Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

34.  Derivative financial instruments

See related accounting policies in Note 2.4(b).

(a)	Copper and Zinc price hedges -

The volatility of copper prices during 2022 and 2021 has caused management to enter into forward contracts. These 2022 and 2021 contracts are intended to reduce the volatility of the cash flows attributable to the fluctuations in copper and zinc prices in accordance with existing copper concentrate sales commitments, which are related to 50% of the annual production of copper and 25% of the production of two years of zinc, according to the risk strategy approved by the Board of Directors.

During 2023, 2022 and 2021, the effect of hedge derivative financial instruments in profit or loss was a gain of US$6,056,000, gain of US$12,774,000, loss of US$51,952,000, respectively (and it is show in the “Sales of goods” caption, note 20(b)).

The table below presents the composition of open transactions designated as hedging derivative financial instruments as of December 31, 2022:

			Quotations
Quotation period	Concentrate	Metric tons	Fixed	Futures	Fair value
			US$/DMT(*)	US$/DMT(*)	US$(000)
January 2023	Copper	2,000	10,185	8,344	4,332
February 2023	Copper	1,500	10,109	8,350	1,867
March 2023	Copper	1,500	10,153	8,353	2,640
		5,000			8,839

(*) DMT= Dry metric ton.

Changes in “Hedge derivative financial instruments” is included in “unrealized gain (loss) on hedge derivative financial instruments of copper and zinc prices hedge” in the consolidated statements of other comprehensive income. For the year 2022 and 2021, the Group recorded an unrealized gain of US$15,171,000 and US$9,472,000, respectively (unrealized gain of US$10,696,000 and US$6,678,000 net of income tax, respectively).

For the year 2023, the Group recognized an unrealized loss of US$9,047,000 (unrealized loss of US$6,232,000 net of income taxes, respectively).

As of December 31, 2023, the Group does not maintain a contract for derivative instruments to hedge copper and zinc prices.

(b)	Interest rate hedge -

As of December 31, 2023 and 2022, the Company did not have hedging derivative instruments. For the years 2022 and 2021, the effect on results was a gain of US$818,000 and a loss of US$1,547,000, respectively and is presented in the caption of “Financial costs” see note 29(a).

Changes in “Hedge derivative financial instruments” is included in “Unrealized gain (loss) on hedge derivative financial instruments of interest rate hedge, net of income tax” in consolidated statements of other comprehensive income.

For the years 2022 and 2021, the Company recorded an unrealized gain of US$644,000 and US$1,991,000, respectively (unrealized gain of US$454,000 and US$1,403,000 net of income tax, respectively).

Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Embedded derivatives [Line Items]
Derivative financial instruments

21.  Embedded derivatives

As discussed in Note 2(d), the Company’s sales create exposure to changes in the market prices of copper and molybdenum which are considered embedded derivatives. As of December 31, 2023 and 2022, information about the Company’s embedded derivatives is as follows:

			As of December 31, 2023
	Pounds		Provisional
	payable	Maturity	pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	231,774	January to May 2024	Between 3.588 and 3.840	Between 3.850 and 3.897	34,581
Copper Cathode	5,072	January 2024	3.869	3.850	(95)
Molybdenum	2,173	January to February 2024	Between 15.251 and 17.803	17.395	2,384
Silver	757	January to May 2024	Between 21.568 and 24.910	Between 23.910 and 24.370	565	(a)

					37,435	(b)

			As of December 31, 2022
	Pounds
	payable	Maturity	Provisional pricing	Forward pricing	Fair value
	(000)		US$/Pound	US$/Pound	US$(000)

Copper Concentrate	320,095	January to May 2023	Between 3.448 and 3.807	Between 3.798 and 3.799	63,335
Copper Cathode	4,187	January 2023	Between 3.808 and 3.817	3.798	(61)
Molybdenum	2,425	January to February 2023	Between 16.677 y 16.935	28.267	27,737

					91,011	(a)

(a)   Beginning January 1, 2023, the Company records the impact of the embedded derivatives related to variation in the price of silver contained in the sale of copper concentrate. As of December 31, 2022 and 2021, the impact of the embedded derivatives related to the variation in the price of silver was immaterial to the financial statements.

(b)   Embedded derivative adjustments are recorded on the statement of financial position in “Trade account receivable – related parties”.